Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits | Domestic
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.45%	3.97%
Cash balance interest crediting rate	4.00%	4.00%	4.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4,405)	$ (4,274)
Service cost	0	0	$ 0
Interest cost	(169)	(180)	(182)
Employee contributions	0	0
Actuarial gain (loss)	219	(165)
Curtailments	0	0
Benefits paid	232	214
Benefit obligation at end of period	(4,123)	(4,405)	(4,274)
Change in fair value of plan assets
Fair value at beginning of period	5,496	4,906
Actual return on plan assets	(257)	783
Employer contributions	33	21
Employee contributions	0	0
Benefit payments	(232)	(214)
Fair value at end of period	5,040	5,496	4,906
Funded status at end of period	917	1,091
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	1,598	1,294
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,598	$ 1,294
Pension Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.95%	2.45%
Rate of compensation increase	2.98%	3.02%
Change in benefit obligation
Benefit obligation at beginning of period	$ (1,322)	$ (1,248)
Service cost	(28)	(31)	(29)
Interest cost	(32)	(33)	(36)
Employee contributions	0	(1)
Actuarial gain (loss)	173	88
Curtailments	11	0
Benefits paid	25	31
Foreign exchange adjustment	69	(128)
Benefit obligation at end of period	(1,104)	(1,322)	(1,248)
Change in fair value of plan assets
Fair value at beginning of period	1,393	1,090
Actual return on plan assets	1	128
Employer contributions	22	93
Employee contributions	0	1
Benefit payments	(25)	(31)
Foreign exchange adjustment	(75)	112
Fair value at end of period	1,316	1,393	1,090
Funded status at end of period	212	71
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	105	255
Prior service cost (credit)	1	1
Total (before tax effects)	$ 106	$ 256
Health care benefits | Domestic
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.45%	3.97%
Rate of compensation increase	3.00%	3.00%
Change in benefit obligation
Benefit obligation at beginning of period	$ (175)	$ (169)
Service cost	(1)	(1)	(1)
Interest cost	(7)	(7)	(8)
Employee contributions	0	0
Actuarial gain (loss)	22	(10)
Curtailments	0	0
Benefits paid	12	12
Benefit obligation at end of period	(149)	(175)	(169)
Change in fair value of plan assets
Fair value at beginning of period	107	97
Actual return on plan assets	(8)	10
Employer contributions	12	12
Employee contributions	0	0
Benefit payments	(12)	(12)
Fair value at end of period	99	107	97
Funded status at end of period	(50)	(68)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	84	97
Prior service cost (credit)	(40)	(49)
Total (before tax effects)	$ 44	$ 48
Health care benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.10%	2.50%
Change in benefit obligation
Benefit obligation at beginning of period	$ (4)	$ (2)
Service cost	0	0	0
Interest cost	0	0	0
Employee contributions	0	0
Actuarial gain (loss)	(1)	(1)
Curtailments	0	0
Benefits paid	0	0
Foreign exchange adjustment	0	(1)
Benefit obligation at end of period	(5)	(4)	(2)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Employee contributions	0	0
Benefit payments	0	0
Foreign exchange adjustment	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(5)	(4)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	0	(1)
Prior service cost (credit)	0	0
Total (before tax effects)	$ 0	$ (1)